Basis of Presentation (Details) - DiamiR Biosciences Corp. [Member]	6 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)
Basis of Presentation [Line Items]
Business segment unit	1
Net loss	$ (409,955)		$ (743,235)	$ (614,405)
Net cash used in operating activities	$ (215,008)	$ (145,861)	(313,440)	(308,914)
Limited Operating [Member]
Basis of Presentation [Line Items]
Net loss			(743,235)	$ (614,405)
Net cash used in operating activities			$ (313,440)